Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Schedule of Revenue Disaggregation
As of December 31, 2021, 2020 and 2019, the revenues were as follows:

A.	Revenue disaggregation

For the year ended December 31,	Exploration and Production (1)		Industrial Transformation (2)(3)	Logistics	Trading Companies	Corporate and Other Operating Subsidiary Companies	Total
Geographical market
2021
United States	Ps.	258,726,545	—	—	240,012,752	4,619,666	503,358,963
Other		141,904,248	—	—	13,141,852	1,124,425	156,170,525
Europe		67,589,171	—	—	1,422,317	—	69,011,488
Local		374,882	705,135,235	2,949,047	51,273,979	7,354,501	767,087,644

Total	Ps.	468,594,846	705,135,235	2,949,047	305,850,900	13,098,592	1,495,628,620

2020
United States	Ps.	171,640,991	—	—	131,653,920	1,049,117	304,344,028
Other		85,271,096	—	—	8,259,494	2,124,601	95,655,191
Europe		44,287,027	—	—	966,982	—	45,254,009
Local		327,652	479,436,635	4,099,000	19,135,480	5,409,849	508,408,616

Total	Ps.	301,526,766	479,436,635	4,099,000	160,015,876	8,583,567	953,661,844

2019
United States	Ps.	226,689,583	—	—	144,578,641	866,393	372,134,617
Other		57,106,954	—	—	21,001,222	4,101,054	82,209,230
Europe		124,974,855	—	—	6,409,388	1,903,942	133,288,185
Local		761,770	800,891,039	4,663,770	3,587,920	4,434,654	814,339,153

Total	Ps.	409,533,162	800,891,039	4,663,770	175,577,171	11,306,043	1,401,971,185

Major products and services
2021
Crude oil	Ps.	468,219,964	—	—	—	—	468,219,964
Gas		197,275	112,906,272	—	76,144,006	—	189,247,553
Refined petroleum products		—	572,490,831	—	221,990,729	—	794,481,560
Other		—	19,227,133	—	6,401,982	13,077,187	38,706,302
Services		177,607	510,999	2,949,047	1,314,183	21,405	4,973,241

Total	Ps.	468,594,846	705,135,235	2,949,047	305,850,900	13,098,592	1,495,628,620

2020
Crude oil	Ps.	301,199,114	—	—	—	—	301,199,114
Gas		194,337	60,076,159	—	51,098,675	—	111,369,171
Refined petroleum products		—	409,240,569	—	107,391,773	—	516,632,342
Other		—	9,928,240	—	1,296,288	8,521,205	19,745,733
Services		133,315	191,667	4,099,000	229,140	62,362	4,715,484

Total	Ps.	301,526,766	479,436,635	4,099,000	160,015,876	8,583,567	953,661,844

2019
Crude oil	Ps.	408,771,392	—	—	—	—	408,771,392
Gas		288,446	66,014,617	—	53,353,075	—	119,656,138
Refined petroleum products		—	722,239,101	—	121,028,417	986,965	844,254,483
Other		—	10,547,697	—	1,127,697	8,505,098	20,180,492
Services		473,324	2,089,624	4,663,770	67,982	1,813,980	9,108,680

Total	Ps.	409,533,162	800,891,039	4,663,770	175,577,171	11,306,043	1,401,971,185

Timing of revenue recognition
2021
Products transferred at a point in time	Ps.	468,417,239	651,854,339	2,949,047	304,536,717	13,077,187	1,440,834,529
Products and services transferred over the time		177,607	53,280,896	—	1,314,183	21,405	54,794,091

Total	Ps.	468,594,846	705,135,235	2,949,047	305,850,900	13,098,592	1,495,628,620

2020
Products transferred at a point in time	Ps.	301,526,766	479,244,968	4,099,000	159,786,736	8,521,205	953,178,675
Products and services transferred over the time		—	191,667	—	229,140	62,362	483,169

Total	Ps.	301,526,766	479,436,635	4,099,000	160,015,876	8,583,567	953,661,844

2019
Products transferred at a point in time	Ps.	409,059,838	798,801,415	4,663,770	175,509,189	9,492,063	1,397,526,275
Products and services transferred over the time		473,324	2,089,624	—	67,982	1,813,980	4,444,910

Total	Ps.	409,533,162	800,891,039	4,663,770	175,577,171	11,306,043	1,401,971,185

(1)
On July 1, 2019, Pemex Drilling and Services was merged into Pemex Exploration and Production. For comparison purposes all operations for periods prior to the merger are presented in the Pemex Exploration and Production segment.

(2)
On July 1, 2019, Pemex Ethylene was merged into Pemex Industrial Transformation. For comparison purposes all operations for periods prior to the merger are presented in the Pemex Industrial Transformation segment.

(3)
On January 1, 2021, Pemex Fertilizers was merged into Pemex Industrial Transformation. For comparison purposes all operations for periods prior to the merger are presented in the Pemex Industrial Transformation segment.